Condensed Consolidating Financial Statements, Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash provided (used) by operating activities	$ 13,665	$ 18,772	$ 28,613
Cash flows from investing activities:
Sales proceeds	23,062	8,668	53,038
Prepayments and maturities	52,618	47,919	38,811
Purchases	(121,235)	(53,466)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(35,686)	15,869	52,240
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,555	6,517	6,162
Purchases (including participations) of loans by banking subsidiaries	(8,878)	(2,297)	(3,363)
Principal collected on nonbank entities' loans	9,782	15,560	14,428
Loans originated by nonbank entities	(7,522)	(10,836)	(9,961)
Net repayments from (advances to) subsidiaries	0	0	0
Capital notes and term loans made to subsidiaries	0	0	0
Principal collected on notes/loans made to subsidiaries	0	0	0
Net decrease (increase) in investment in subsidiaries	0	0	0
Net cash paid for acquisitions	(353)	(36)	(138)
Other investing activities, net	46,613	(31,573)	15,853
Net cash provided (used) by investing activities	(35,044)	(3,675)	71,785
Cash flows from financing activities:
Net change in deposits	72,128	23,924	42,473
Net change in short-term borrowings	(6,231)	11,308	(69,108)
Long-term debt:
Proceeds from issuance	11,687	3,489	8,396
Repayment	(50,555)	(63,317)	(66,260)
Preferred stock:
Proceeds from issuance	2,501	0	0
Cash dividends paid	(844)	(737)	(2,178)
Redeemed	0	0	(25,000)
Common stock warrants repurchased	(2)	(545)	0
Common stock:
Proceeds from issuance	1,296	1,375	21,976
Repurchased	(2,416)	(91)	(220)
Cash dividends paid	(2,537)	(1,045)	(2,125)
Excess tax benefits related to stock option payments	79	98	18
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	(4,500)
Other	(331)	(592)	(553)
Other, net	0	0	0
Net cash provided (used) by financing activities	24,775	(26,133)	(97,081)
Net change in cash and due from banks	3,396	(11,036)	3,317
Cash and due from banks at beginning of year	16,044	27,080	23,763
Cash and due from banks at end of year	19,440	16,044	27,080
Wells Fargo & Company [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	15,049	14,180	7,356
Cash flows from investing activities:
Sales proceeds	11,459	2,441	1,184
Prepayments and maturities	0	0	0
Purchases	(16,487)	(119)	(463)
Loans:
Loans originated by banking subsidiaries, net of principal collected	0	0	0
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	0	0	0
Purchases (including participations) of loans by banking subsidiaries	0	0	0
Principal collected on nonbank entities' loans	0	0	0
Loans originated by nonbank entities	0	0	0
Net repayments from (advances to) subsidiaries	1,318	(5,485)	11,369
Capital notes and term loans made to subsidiaries	(1,340)	0	(497)
Principal collected on notes/loans made to subsidiaries	5,779	11,282	12,979
Net decrease (increase) in investment in subsidiaries	(610)	1,198	(1,382)
Net cash paid for acquisitions	0	0	0
Other investing activities, net	230	15	22,513
Net cash provided (used) by investing activities	349	9,332	45,703
Cash flows from financing activities:
Net change in deposits	0	0	0
Net change in short-term borrowings	(242)	1,860	(19,100)
Long-term debt:
Proceeds from issuance	7,058	1,789	8,297
Repayment	(31,198)	(23,281)	(22,931)
Preferred stock:
Proceeds from issuance	2,501	0	0
Cash dividends paid	(844)	(737)	(2,178)
Redeemed	0	0	(25,000)
Common stock warrants repurchased	(2)	(545)	0
Common stock:
Proceeds from issuance	1,296	1,375	21,976
Repurchased	(2,416)	(91)	(220)
Cash dividends paid	(2,537)	(1,045)	(2,125)
Excess tax benefits related to stock option payments	79	98	18
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	0
Other	0	0	0
Other, net	0	0	(140)
Net cash provided (used) by financing activities	(26,305)	(20,577)	(41,403)
Net change in cash and due from banks	(10,907)	2,935	11,656
Cash and due from banks at beginning of year	30,249	27,314	15,658
Cash and due from banks at end of year	19,342	30,249	27,314
Wells Fargo Financial, Inc. [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	1,563	1,774	1,655
Cash flows from investing activities:
Sales proceeds	1,946	796	925
Prepayments and maturities	294	229	290
Purchases	(1,086)	(1,037)	(1,667)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(596)	(206)	(981)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	0	0	0
Purchases (including participations) of loans by banking subsidiaries	0	0	0
Principal collected on nonbank entities' loans	9,984	10,829	11,119
Loans originated by nonbank entities	(7,520)	(6,336)	(5,523)
Net repayments from (advances to) subsidiaries	(81)	(842)	(138)
Capital notes and term loans made to subsidiaries	0	0	(1,000)
Principal collected on notes/loans made to subsidiaries	0	0	0
Net decrease (increase) in investment in subsidiaries	0	0	0
Net cash paid for acquisitions	0	0	0
Other investing activities, net	210	64	355
Net cash provided (used) by investing activities	3,151	3,497	3,380
Cash flows from financing activities:
Net change in deposits	0	0	0
Net change in short-term borrowings	1,013	4,118	2,158
Long-term debt:
Proceeds from issuance	513	0	1,347
Repayment	(6,029)	(9,478)	(8,508)
Preferred stock:
Proceeds from issuance	0	0	0
Cash dividends paid	0	0	0
Redeemed	0	0	0
Common stock warrants repurchased	0	0	0
Common stock:
Proceeds from issuance	0	0	0
Repurchased	0	0	0
Cash dividends paid	0	0	0
Excess tax benefits related to stock option payments	0	0	0
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	0
Other	(11)	1	(4)
Other, net	0	0	0
Net cash provided (used) by financing activities	(4,514)	(5,359)	(5,007)
Net change in cash and due from banks	200	(88)	28
Cash and due from banks at beginning of year	366	454	426
Cash and due from banks at end of year	566	366	454
Other consolidating subsidiaries/eliminations [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	(2,947)	2,818	19,602
Cash flows from investing activities:
Sales proceeds	9,657	5,431	50,929
Prepayments and maturities	52,324	47,690	38,521
Purchases	(103,662)	(52,310)	(93,155)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(35,090)	16,075	53,221
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,555	6,517	6,162
Purchases (including participations) of loans by banking subsidiaries	(8,878)	(2,297)	(3,363)
Principal collected on nonbank entities' loans	(202)	4,731	3,309
Loans originated by nonbank entities	(2)	(4,500)	(4,438)
Net repayments from (advances to) subsidiaries	(1,237)	6,327	(11,231)
Capital notes and term loans made to subsidiaries	1,340	0	1,497
Principal collected on notes/loans made to subsidiaries	(5,779)	(11,282)	(12,979)
Net decrease (increase) in investment in subsidiaries	610	(1,198)	1,382
Net cash paid for acquisitions	(353)	(36)	(138)
Other investing activities, net	46,173	(31,652)	(7,015)
Net cash provided (used) by investing activities	(38,544)	(16,504)	22,702
Cash flows from financing activities:
Net change in deposits	72,128	23,924	42,473
Net change in short-term borrowings	(7,002)	5,330	(52,166)
Long-term debt:
Proceeds from issuance	4,116	1,700	(1,248)
Repayment	(13,328)	(30,558)	(34,821)
Preferred stock:
Proceeds from issuance	0	0	0
Cash dividends paid	0	0	0
Redeemed	0	0	0
Common stock warrants repurchased	0	0	0
Common stock:
Proceeds from issuance	0	0	0
Repurchased	0	0	0
Cash dividends paid	0	0	0
Excess tax benefits related to stock option payments	0	0	0
Net change in noncontrolling interests:
Cash paid for purchase of Prudential's noncontrolling interest	0	0	(4,500)
Other	(320)	(593)	(549)
Other, net	0	0	140
Net cash provided (used) by financing activities	55,594	(197)	(50,671)
Net change in cash and due from banks	14,103	(13,883)	(8,367)
Cash and due from banks at beginning of year	(14,571)	(688)	7,679
Cash and due from banks at end of year	$ (468)	$ (14,571)	$ (688)